Schedule of Investments (unaudited)
December 31, 2020
BlackRock Advantage U.S. Total Market Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Equity Funds — 100.0%
Master Advantage U.S. Total Market LLC(a)	$ 364,881,611	$ 364,881,611
Total Investments — 100.0% (Cost: $277,827,155)		364,881,611
Liabilities in Excess of Other Assets — (0.0)%		(174,172)
Net Assets — 100.0%		$ 364,707,439
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Advantage U.S. Total Market LLC	$ 291,646,339	$ —	$ (58,263,477)(a)(b)	$ 23,391,127	$ 108,107,622	$ 364,881,611	$364,881,611	$ 3,038,772	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage U.S. Total Market LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $364,881,611 and 100.0%, respectively.
The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Financial instruments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to the Fund’s most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
December 31, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Boeing Co.	2,630	$ 562,978
Curtiss-Wright Corp.	1,214	141,249
HEICO Corp.	5,562	736,409
Hexcel Corp.	779	37,774
L3Harris Technologies, Inc.	1,923	363,485
Lockheed Martin Corp.	6,632	2,354,227
Mercury Systems, Inc.(a)	917	80,751
Northrop Grumman Corp.	2,886	879,422
Teledyne Technologies, Inc.(a)	2,736	1,072,457
		6,228,752
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	7,851	736,973
Expeditors International of Washington, Inc.	10,007	951,766
Hub Group, Inc., Class A(a)	10,936	623,352
		2,312,091
Airlines — 0.5%
Alaska Air Group, Inc.	16,206	842,712
American Airlines Group, Inc.	6,115	96,433
Delta Air Lines, Inc.	2,585	103,943
Spirit Airlines, Inc.(a)	24,405	596,702
United Airlines Holdings, Inc.(a)	1,387	59,988
		1,699,778
Auto Components — 0.4%
Aptiv PLC	6,849	892,356
BorgWarner, Inc.	10,281	397,258
		1,289,614
Automobiles — 1.5%
Tesla, Inc.(a)	7,887	5,565,619
Banks — 4.2%
Bank of America Corp.	88,166	2,672,311
Bank of Hawaii Corp.	7,374	564,996
Bank OZK	11,689	365,515
BOK Financial Corp.	3,031	207,563
CIT Group, Inc.	911	32,705
Citigroup, Inc.	8,778	541,251
Comerica, Inc.	6,333	353,761
Commerce Bancshares, Inc.	2,396	157,417
Credicorp Ltd.	727	119,243
Cullen/Frost Bankers, Inc.	6,647	579,818
First Horizon Corp.	36,772	469,211
JPMorgan Chase & Co.	26,695	3,392,134
Live Oak Bancshares, Inc.	4,172	198,003
Pinnacle Financial Partners, Inc.	13,115	844,606
PNC Financial Services Group, Inc.	2,371	353,279
Republic First Bancorp, Inc.(a)	63,588	181,226
SVB Financial Group(a)	3,259	1,263,938
Truist Financial Corp.	4,760	228,147
U.S. Bancorp	21,708	1,011,376
Wells Fargo & Co.	28,189	850,744
Western Alliance Bancorp	3,912	234,524
Wintrust Financial Corp.	881	53,820
Zions Bancorp NA	14,375	624,450
		15,300,038
Beverages — 1.0%
Brown-Forman Corp., Class B	10,266	815,428
Celsius Holdings, Inc.(a)	2,520	126,781
Security	Shares	Value
Beverages (continued)
Coca-Cola Co.	5,534	$ 303,485
PepsiCo, Inc.	15,052	2,232,212
		3,477,906
Biotechnology — 2.6%
AbbVie, Inc.	20,980	2,248,007
Alexion Pharmaceuticals, Inc.(a)	1,972	308,105
Amgen, Inc.	10,479	2,409,332
Biogen, Inc.(a)	1,478	361,903
Forte Biosciences, Inc.(a)	1,259	45,840
Gilead Sciences, Inc.	24,404	1,421,777
Humanigen, Inc.(a)	14,245	249,288
Inovio Pharmaceuticals, Inc.(a)(b)	1,501	13,284
Moderna, Inc.(a)	2,771	289,486
Novavax, Inc.(a)	608	67,798
Regeneron Pharmaceuticals, Inc.(a)	914	441,563
Vertex Pharmaceuticals, Inc.(a)	6,262	1,479,961
Vir Biotechnology, Inc.(a)	464	12,426
		9,348,770
Building Products — 0.6%
Allegion PLC	9,053	1,053,588
Carrier Global Corp.	7,046	265,775
Lennox International, Inc.	1,914	524,379
Masco Corp.	607	33,343
Trane Technologies PLC	1,552	225,288
		2,102,373
Capital Markets — 3.0%
Ameriprise Financial, Inc.	3,744	727,572
Bank of New York Mellon Corp.	2,595	110,132
Cboe Global Markets, Inc.	4,988	464,483
Charles Schwab Corp.	20,578	1,091,457
CME Group, Inc.	7,174	1,306,027
FactSet Research Systems, Inc.	2,525	839,562
Moody’s Corp.	7,629	2,214,241
Morgan Stanley	19,544	1,339,350
S&P Global, Inc.	5,543	1,822,150
State Street Corp.	3,912	284,715
T Rowe Price Group, Inc.	5,830	882,604
		11,082,293
Chemicals — 1.8%
Ecolab, Inc.	10,222	2,211,632
FMC Corp.	5,566	639,700
Mosaic Co.	30,364	698,676
PPG Industries, Inc.	15,381	2,218,248
Sherwin-Williams Co.	1,051	772,390
Trinseo SA	1,728	88,491
		6,629,137
Commercial Services & Supplies — 0.5%
Brink’s Co.	2,840	204,480
Cintas Corp.	2,332	824,269
Copart, Inc.(a)	4,748	604,183
IAA, Inc.(a)	1,201	78,041
		1,710,973
Communications Equipment — 0.9%
Cisco Systems, Inc.	69,971	3,131,202
Motorola Solutions, Inc.	1,685	286,551
Plantronics, Inc.	1,897	51,276
		3,469,029

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering — 0.3%
EMCOR Group, Inc.	13,150	$ 1,202,699
Quanta Services, Inc.	434	31,257
		1,233,956
Construction Materials — 0.2%
Vulcan Materials Co.	3,889	576,778
Consumer Finance — 0.9%
Ally Financial, Inc.	28,203	1,005,719
American Express Co.	17,318	2,093,919
Encore Capital Group, Inc.(a)	1,612	62,788
		3,162,426
Distributors — 0.2%
Genuine Parts Co.	1,751	175,853
Pool Corp.	1,651	614,997
		790,850
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(a)	4,044	699,572
Strategic Education, Inc.	470	44,805
Terminix Global Holdings, Inc.(a)	1,120	57,131
		801,508
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B(a)	378	87,647
Electric Utilities — 2.0%
Alliant Energy Corp.	22,151	1,141,441
Eversource Energy	13,671	1,182,678
IDACORP, Inc.	9,631	924,865
NextEra Energy, Inc.	40,135	3,096,415
Pinnacle West Capital Corp.	7,374	589,551
Xcel Energy, Inc.	3,910	260,680
		7,195,630
Electrical Equipment — 0.7%
AMETEK, Inc.	8,116	981,549
Hubbell, Inc.	4,443	696,618
Rockwell Automation, Inc.	3,367	844,477
		2,522,644
Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	2,984	239,571
Coherent, Inc.(a)	322	48,306
National Instruments Corp.	22,502	988,738
Trimble, Inc.(a)	8,968	598,793
Vontier Corp.(a)	1,722	57,515
Zebra Technologies Corp., Class A(a)	710	272,874
		2,205,797
Energy Equipment & Services — 0.4%
ChampionX Corp.(a)	19,225	294,142
Schlumberger NV	54,229	1,183,819
Seadrill Ltd.(a)	74	20
TechnipFMC PLC	4,369	41,069
		1,519,050
Entertainment — 2.8%
Activision Blizzard, Inc.	14,323	1,329,890
Cinemark Holdings, Inc.	2,299	40,026
Madison Square Garden Sports Corp.(a)	1,017	187,230
Marcus Corp.	4,032	54,351
Netflix, Inc.(a)	3,891	2,103,980
Spotify Technology SA(a)	141	44,367
Take-Two Interactive Software, Inc.(a)	1,356	281,763
Walt Disney Co.(a)	28,287	5,125,039
Warner Music Group Corp., Class A	15,672	595,379
Security	Shares	Value
Entertainment (continued)
World Wrestling Entertainment, Inc., Class A	4,091	$ 196,573
Zynga, Inc., Class A(a)	31,679	312,672
		10,271,270
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.	5,811	1,035,636
American Tower Corp.	4,654	1,044,637
Boston Properties, Inc.	12,006	1,134,927
Brixmor Property Group, Inc.	58,903	974,845
Camden Property Trust	2,035	203,337
CorePoint Lodging, Inc.	62,550	430,344
Equinix, Inc.	618	441,363
Equity Residential	8,768	519,767
Federal Realty Investment Trust	2,817	239,783
Kilroy Realty Corp.	11,187	642,134
Kimco Realty Corp.	53,138	797,601
Macerich Co.(b)	3,336	35,595
Outfront Media, Inc.	7,308	142,945
Prologis, Inc.	34,451	3,433,387
Regency Centers Corp.	16,738	763,085
Simon Property Group, Inc.	16,052	1,368,915
Welltower, Inc.	4,330	279,805
		13,488,106
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	9,030	3,402,323
Sysco Corp.	2,246	166,788
United Natural Foods, Inc.(a)	2,410	38,488
Walmart, Inc.	1,444	208,153
		3,815,752
Food Products — 1.4%
General Mills, Inc.	29,669	1,744,537
Hershey Co.	13,628	2,075,953
Kellogg Co.	6,517	405,553
McCormick & Co., Inc.	9,050	865,180
		5,091,223
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	5,379	326,774
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	689	75,438
Align Technology, Inc.(a)	802	428,573
Cantel Medical Corp.	649	51,180
Danaher Corp.	5,692	1,264,421
DENTSPLY SIRONA, Inc.	1,457	76,288
DexCom, Inc.(a)	2,419	894,353
Edwards Lifesciences Corp.(a)	22,230	2,028,043
Globus Medical, Inc., Class A(a)	1,025	66,850
Haemonetics Corp.(a)	713	84,669
Hologic, Inc.(a)	748	54,477
IDEXX Laboratories, Inc.(a)	3,402	1,700,558
Insulet Corp.(a)	794	202,970
Intuitive Surgical, Inc.(a)	80	65,448
LivaNova PLC(a)	2,242	148,443
Medtronic PLC	9,812	1,149,378
Penumbra, Inc.(a)	485	84,875
Quidel Corp.(a)	503	90,364
Shockwave Medical, Inc.(a)	487	50,512
Stryker Corp.	4,781	1,171,536
Tandem Diabetes Care, Inc.(a)	1,272	121,705
West Pharmaceutical Services, Inc.	1,288	364,903
		10,174,984

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.(a)	4,530	$ 197,734
Amedisys, Inc.(a)	175	51,333
AmerisourceBergen Corp.	3,531	345,190
Anthem, Inc.	5,293	1,699,529
Cardinal Health, Inc.	17,798	953,261
Cigna Corp.	2,262	470,903
Henry Schein, Inc.(a)	14,664	980,435
McKesson Corp.	7,617	1,324,749
Quest Diagnostics, Inc.	3,192	380,391
UnitedHealth Group, Inc.	8,998	3,155,419
		9,558,944
Health Care Technology — 0.3%
Cerner Corp.	3,553	278,839
Teladoc Health, Inc.(a)	4,109	821,636
		1,100,475
Hotels, Restaurants & Leisure — 2.2%
Cheesecake Factory, Inc.	3,018	111,847
Chipotle Mexican Grill, Inc.(a)	796	1,103,821
Cracker Barrel Old Country Store, Inc.	2,434	321,093
Darden Restaurants, Inc.	3,501	417,039
Dave & Buster’s Entertainment, Inc.	7,253	217,735
Denny’s Corp.(a)	25,513	374,531
Dine Brands Global, Inc.	8,196	475,368
Domino’s Pizza, Inc.	915	350,866
DraftKings, Inc., Class A(a)	4,261	198,392
Extended Stay America, Inc.	5,907	87,483
International Game Technology PLC	8,793	148,953
Jack in the Box, Inc.	5,071	470,589
McDonald’s Corp.	1,031	221,232
Planet Fitness, Inc., Class A(a)	7,750	601,632
Scientific Games Corp.(a)	1,135	47,091
SeaWorld Entertainment, Inc.(a)	14,289	451,390
Shake Shack, Inc., Class A(a)	2,474	209,746
Six Flags Entertainment Corp.	5,933	202,315
Starbucks Corp.	3,649	390,370
Texas Roadhouse, Inc.	4,568	357,035
Vail Resorts, Inc.	610	170,166
Wendy’s Co.	12,438	272,641
Wyndham Destinations, Inc.	7,865	352,824
Wynn Resorts Ltd.	2,884	325,402
		7,879,561
Household Durables — 0.1%
iRobot Corp.(a)	1,151	92,414
KB Home	1,683	56,414
Sonos, Inc.(a)	4,194	98,098
		246,926
Household Products — 1.5%
Church & Dwight Co., Inc.	4,926	429,695
Clorox Co.	10,824	2,185,582
Colgate-Palmolive Co.	13,345	1,141,131
Procter & Gamble Co.	11,643	1,620,007
		5,376,415
Industrial Conglomerates — 1.2%
3M Co.	5,624	983,019
Honeywell International, Inc.	10,879	2,313,963
Roper Technologies, Inc.	2,335	1,006,595
		4,303,577
Insurance — 1.4%
Aflac, Inc.	5,033	223,818
Allstate Corp.	539	59,252
Security	Shares	Value
Insurance (continued)
Aon PLC, Class A	194	$ 40,986
Arthur J. Gallagher & Co.	4,188	518,097
Athene Holding Ltd., Class A(a)	10,292	443,997
Brighthouse Financial, Inc.(a)	5,126	185,587
First American Financial Corp.	10,699	552,389
Hanover Insurance Group, Inc.	424	49,574
Marsh & McLennan Cos., Inc.	8,292	970,164
Progressive Corp.	6,370	629,866
Reinsurance Group of America, Inc.	365	42,303
Travelers Cos., Inc.	8,435	1,184,021
Trupanion, Inc.(a)	276	33,040
Willis Towers Watson PLC	1,195	251,763
		5,184,857
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(a)	3,784	6,631,990
Alphabet, Inc., Class C(a)	2,702	4,733,580
Facebook, Inc., Class A(a)	18,367	5,017,129
Match Group, Inc.(a)	3,468	524,327
Twitter, Inc.(a)	15,672	848,639
		17,755,665
Internet & Direct Marketing Retail — 3.9%
Amazon.com, Inc.(a)	4,109	13,382,725
Etsy, Inc.(a)	1,683	299,423
Grubhub, Inc.(a)	860	63,872
Overstock.com, Inc.(a)	3,407	163,434
RealReal, Inc.(a)	4,765	93,108
Wayfair, Inc., Class A(a)	1,153	260,359
		14,262,921
IT Services — 5.7%
Accenture PLC, Class A	16,237	4,241,267
Automatic Data Processing, Inc.	9,078	1,599,543
Fiserv, Inc.(a)	13,456	1,532,100
Jack Henry & Associates, Inc.	194	31,426
Mastercard, Inc., Class A	9,129	3,258,505
Okta, Inc.(a)	1,660	422,072
Paychex, Inc.	5,388	502,054
PayPal Holdings, Inc.(a)	17,027	3,987,723
Visa, Inc., Class A	22,930	5,015,479
Wix.com Ltd.(a)	607	151,726
		20,741,895
Life Sciences Tools & Services — 1.5%
Adaptive Biotechnologies Corp.(a)	308	18,212
Agilent Technologies, Inc.	18,632	2,207,706
Avantor, Inc.(a)	2,164	60,917
Illumina, Inc.(a)	788	291,560
Mettler-Toledo International, Inc.(a)	257	292,898
QIAGEN NV(a)	5,596	295,748
Thermo Fisher Scientific, Inc.	4,415	2,056,419
Waters Corp.(a)	751	185,812
		5,409,272
Machinery — 1.9%
Cummins, Inc.	1,490	338,379
Deere & Co.	8,579	2,308,180
Fortive Corp.	1,249	88,454
Illinois Tool Works, Inc.	3,365	686,056
Oshkosh Corp.	12,860	1,106,860
PACCAR, Inc.	5,069	437,353
Snap-on, Inc.	5,838	999,116
Xylem, Inc.	9,380	954,790
		6,919,188

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 1.5%
Comcast Corp., Class A	22,010	$ 1,153,324
Discovery, Inc., Class A(a)	42,047	1,265,194
Discovery, Inc., Class C(a)	3,172	83,075
Gray Television, Inc.(a)	5,315	95,085
iHeartMedia, Inc., Class A(a)	11,220	145,636
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	769	33,213
Meredith Corp.	12,834	246,413
New York Times Co., Class A	7,239	374,763
Sirius XM Holdings, Inc.	330,513	2,105,368
ViacomCBS, Inc., Class B	3,907	145,575
		5,647,646
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co.	599	71,730
Royal Gold, Inc.	3,475	369,601
		441,331
Multiline Retail — 0.2%
Nordstrom, Inc.	21,645	675,541
Multi-Utilities — 0.6%
CMS Energy Corp.	26,701	1,629,028
Consolidated Edison, Inc.	7,401	534,870
		2,163,898
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.(a)	68,030	370,763
Callon Petroleum Co.(a)(b)	7,628	100,384
Cheniere Energy, Inc.(a)	11,838	710,635
Chevron Corp.	1,290	108,940
Concho Resources, Inc.	1,808	105,497
Delek U.S. Holdings, Inc.	5,723	91,969
EOG Resources, Inc.	19,263	960,646
Laredo Petroleum, Inc.(a)	13,468	265,320
ONEOK, Inc.	3,343	128,304
Phillips 66	33,415	2,337,045
Scorpio Tankers, Inc.	12,582	140,793
Valero Energy Corp.	11,042	624,646
		5,944,942
Paper & Forest Products — 0.2%
Boise Cascade Co.	11,935	570,493
Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	6,494	1,728,638
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	40,440	2,508,493
Catalent, Inc.(a)	1,598	166,304
Eli Lilly & Co.	7,681	1,296,860
Johnson & Johnson	24,976	3,930,723
Merck & Co., Inc.	28,523	2,333,181
Pfizer, Inc.	51,607	1,899,654
Zoetis, Inc.	13,524	2,238,222
		14,373,437
Professional Services — 0.5%
Equifax, Inc.	473	91,213
IHS Markit Ltd.	4,134	371,357
Robert Half International, Inc.	8,228	514,086
Verisk Analytics, Inc.	4,010	832,436
		1,809,092
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)	2,901	181,951
Road & Rail — 0.5%
Landstar System, Inc.	3,153	424,583
Security	Shares	Value
Road & Rail (continued)
Lyft, Inc., Class A(a)	7,075	$ 347,595
Old Dominion Freight Line, Inc.	3,067	598,617
Uber Technologies, Inc.(a)	1,903	97,053
Universal Logistics Holdings, Inc.	8,923	183,724
Werner Enterprises, Inc.	3,899	152,919
		1,804,491
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	15,625	1,432,969
Allegro MicroSystems, Inc.(a)	1,542	41,110
Analog Devices, Inc.	13,686	2,021,833
Applied Materials, Inc.	21,682	1,871,157
Cirrus Logic, Inc.(a)	9,949	817,808
Intel Corp.	43,770	2,180,621
Lam Research Corp.	703	332,006
NVIDIA Corp.	12,471	6,512,356
QUALCOMM, Inc.	8,325	1,268,230
Texas Instruments, Inc.	10,502	1,723,693
Xilinx, Inc.	2,160	306,223
		18,508,006
Software — 9.5%
Adobe, Inc.(a)	11,625	5,813,895
Asana, Inc., Class A(a)	2,841	83,951
Autodesk, Inc.(a)	1,040	317,554
Cadence Design Systems, Inc.(a)	7,643	1,042,734
HubSpot, Inc.(a)	1,498	593,867
Intuit, Inc.	3,999	1,519,020
Microsoft Corp.	70,562	15,694,400
RingCentral, Inc., Class A(a)	1,381	523,358
salesforce.com, Inc.(a)	12,790	2,846,159
ServiceNow, Inc.(a)	6,626	3,647,149
Slack Technologies, Inc., Class A(a)	1,676	70,794
Teradata Corp.(a)	4,810	108,081
VMware, Inc., Class A(a)	4,968	696,812
Workday, Inc., Class A(a)	989	236,974
Zendesk, Inc.(a)	4,650	665,508
Zoom Video Communications, Inc., Class A(a)	2,696	909,415
		34,769,671
Specialty Retail — 1.4%
Home Depot, Inc.	15,593	4,141,813
Lowe’s Cos., Inc.	4,601	738,506
MarineMax, Inc.(a)	2,873	100,641
Sally Beauty Holdings, Inc.(a)	4,777	62,292
Williams-Sonoma, Inc.	377	38,394
		5,081,646
Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	138,674	18,400,653
Hewlett Packard Enterprise Co.	38,688	458,453
HP, Inc.	13,570	333,686
NetApp, Inc.	5,869	388,763
		19,581,555
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.(a)	3,004	188,231
Lululemon Athletica, Inc.(a)	1,888	657,081
NIKE, Inc., Class B	15,936	2,254,466
Ralph Lauren Corp.	6,541	678,563
		3,778,341
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	9,201	115,473
New York Community Bancorp, Inc.	38,373	404,835

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	3,612	$ 73,143
Rocket Cos., Inc., Class A(a)(b)	15,125	305,827
		899,278
Trading Companies & Distributors — 0.8%
Fastenal Co.	10,096	492,988
GATX Corp.	10,103	840,367
SiteOne Landscape Supply, Inc.(a)	1,095	173,700
WESCO International, Inc.(a)	1,432	112,412
WW Grainger, Inc.	3,077	1,256,462
		2,875,929
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	16,432	504,298
Total Common Stocks — 96.9% (Cost: $266,782,521)		353,560,648
Rights
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR(a)(b)	8,974	6,193
Total Rights — 0.0% (Cost: $20,640)		6,193
Total Long-Term Investments — 96.9% (Cost: $266,803,161)		353,566,841
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	10,207,831	$ 10,207,831
SL Liquidity Series, LLC, Money Market Series, 0.17%(e)	418,296	418,421
Total Short-Term Securities — 2.9% (Cost: $10,626,252)		10,626,252
Total Investments — 99.8% (Cost: $277,429,413)		364,193,093
Other Assets Less Liabilities — 0.2%		688,518
Net Assets — 100.0%		$ 364,881,611
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master LLC.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Master LLC during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 8,072,097	$ 2,135,734(a)	$ —	$ —	$ —	$ 10,207,831	10,207,831	$ 5,174	$ —
SL Liquidity Series, LLC, Money Market Series	16,026,420	—	(15,608,682)(a)	2,251	(1,568)	418,421	418,296	53,325(b)	—
				$ 2,251	$ (1,568)	$ 10,626,252		$ 58,499	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	61	03/19/21	$ 11,434	$ 290,788

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage U.S. Total Market LLC
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master LLC were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Master LLC’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 353,560,648	$ —	$ —	$ 353,560,648
Rights	6,193	—	—	6,193
Short-Term Securities
Money Market Funds	10,207,831	—	—	10,207,831
	$ 363,774,672	$ —	$ —	363,774,672
Investments Valued at NAV(a)				418,421
				$ 364,193,093
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 290,788	$ —	$ —	$ 290,788
(a)	Certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
S&P	Standard & Poor’s